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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               -----------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Abacus Advisors LLC
Address: 147 East 48th Street
         New York, New York 10017

Form 13F File Number: 28-12956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Raich
Title: President
Phone: 212-230-9800

Signature, Place, and Date of Signing:


         /s/ Robert Raich              New York, New York       February 8, 2012
---------------------------------   ------------------------   -----------------
           [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         79
Form 13F Information Table Value Total:   $565,481
                                        (thousands)

List of Other Included Managers: NONE

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
                                                                   Form 13F
                                                               Information Table

                                                                                                         Voting Authority
                                                          Value   Shares/  Sh/ Put/ Invstmt   Other  -----------------------
Name of Issuer                Title of class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole   Shared  None
---------------------------- ---------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ------
3M CO                              COM        88579Y101     226      2,768 SH       Sole                 2,768
ABBOTT LABS                        COM        002824100     307      5,465 SH       Sole                 5,465
ACE LTD                            SHS        H0023R105  28,659    408,703 SH       Sole               382,483        26,220
ALLERGAN INC                       COM        018490102   1,451     16,535 SH       Sole                16,535
ALTRIA GROUP INC                   COM        02209S103   2,286     77,093 SH       Sole                77,093
AMERICAN EXPRESS CO                COM        025816109     264      5,600 SH       Sole                 5,600
ANNALY CAP MGMT INC                COM        035710409     369     23,160 SH       Sole                23,160
AON CORP                           COM        037389103  22,157    473,437 SH       Sole               439,967        33,470
APACHE CORP                        COM        037411105   1,924     21,242 SH       Sole                21,242
APPLE INC                          COM        037833100   2,537      6,263 SH       Sole                 6,263
AUTOMATIC DATA PROCESSING IN       COM        053015103     640     11,841 SH       Sole                11,841
BANK OF NEW YORK MELLON CORP       COM        064058100     362     18,186 SH       Sole                18,186
BAXTER INTL INC                    COM        071813109  18,913    382,236 SH       Sole               352,506        29,730
BED BATH & BEYOND INC              COM        075896100     205      3,540 SH       Sole                 3,540
BERKSHIRE HATHAWAY INC DEL         CL A       084670108     574          5 SH       Sole                     5
BERKSHIRE HATHAWAY INC DEL       CL B NEW     084670702     685      8,979 SH       Sole                 8,979
BIOGEN IDEC INC                    COM        09062X103     647      5,880 SH       Sole                 5,880
BROADRIDGE FINL SOLUTIONS IN       COM        11133T103  24,640  1,092,702 SH       Sole             1,020,952        71,750
CHECK POINT SOFTWARE TECH LT       ORD        M22465104  22,713    432,297 SH       Sole               404,017        28,280
CHUBB CORP                         COM        171232101   8,218    118,729 SH       Sole               116,429         2,300
CISCO SYS INC                      COM        17275R102   1,710     94,600 SH       Sole                94,600
CIT GROUP INC                    COM NEW      125581801  17,020    488,090 SH       Sole               448,320        39,770
COCA COLA CO                       COM        191216100     249      3,563 SH       Sole                 3,563
COLGATE PALMOLIVE CO               COM        194162103     216      2,333 SH       Sole                 2,333
COMCAST CORP NEW                   CL A       20030N101  25,569  1,078,396 SH       Sole               984,521        93,875
CONOCOPHILLIPS                     COM        20825C104     808     11,095 SH       Sole                11,095
COOPER INDUSTRIES PLC               SHS       G24140108  10,092    186,374 SH       Sole               172,694        13,680
CROWN CASTLE INTL CORP             COM        228227104   1,444     32,235 SH       Sole                32,235
CVS CAREMARK CORPORATION           COM        126650100  20,397    500,164 SH       Sole               463,694        36,470
DEVON ENERGY CORP NEW              COM        25179M103  12,851    207,282 SH       Sole               189,292        17,990
DIGITAL GENERATION INC             COM        25400B108   8,151    683,825 SH       Sole               612,025        71,800
EMERSON ELEC CO                    COM        291011104     228      4,900 SH       Sole                 4,900
EXXON MOBIL CORP                   COM        30231G102   2,631     31,043 SH       Sole                31,043
F M C CORP                       COM NEW      302491303   7,244     84,199 SH       Sole                82,799         1,400
FLEXIBLE SOLUTIONS INTL INC        COM        33938T104     946    420,600 SH       Sole               420,600
GENERAL ELECTRIC CO                COM        369604103     230     12,833 SH       Sole                12,833
GOLDCORP INC NEW                   COM        380956409     324      7,330 SH       Sole                 7,330
GOOGLE INC                         CL A       38259P508  29,597     45,823 SH       Sole                42,678         3,145
HOLOGIC INC                        COM        436440101  13,622    777,975 SH       Sole               705,865        72,110
IMAX CORP                          COM        45245E109  12,026    656,100 SH       Sole               610,970        45,130
INTEL CORP                         COM        458140100     238      9,800 SH       Sole                 9,800
INTERNATIONAL BUSINESS MACHS       COM        459200101   1,153      6,269 SH       Sole                 6,269
JABIL CIRCUIT INC                  COM        466313103   1,370     69,692 SH       Sole                69,692
JOHNSON & JOHNSON                  COM        478160104   3,584     54,657 SH       Sole                54,657
JPMORGAN  CHASE & CO               COM        46625H100   1,199     36,060 SH       Sole                36,060
KINDER MORGAN MANAGEMENT LLC       SHS        49455U100  25,043    318,939 SH       Sole               296,891        22,048
KOHLS CORP                         COM        500255104     207      4,200 SH       Sole                 4,200
KRAFT FOODS INC                    CL A       50075N104   2,349     62,870 SH       Sole                62,870

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
LIFE TECHNOLOGIES CORP             COM        53217V109  21,917    563,267 SH       Sole               522,367        40,900
MARATHON OIL CORP                  COM        565849106  19,128    653,485 SH       Sole               605,695        47,790
MARKEL CORP                        COM        570535104     748      1,803 SH       Sole                 1,803
MERCK & CO INC NEW                 COM        58933Y105     871     23,109 SH       Sole                23,109
MICROSOFT CORP                     COM        594918104  24,190    931,799 SH       Sole               876,399        55,400
ORACLE CORP                        COM        68389X105  20,622    803,968 SH       Sole               760,298        43,670
PHILIP MORRIS INTL INC             COM        718172109   4,610     58,738 SH       Sole                58,738
PROCTER & GAMBLE CO                COM        742718109     959     14,383 SH       Sole                14,383
REGIONS FINANCIAL CORP NEW         COM        7591EP100     241     56,016 SH       Sole                56,016
SCHLUMBERGER LTD                   COM        806857108   1,604     23,487 SH       Sole                23,487
ST JUDE MED INC                    COM        790849103  16,117    469,897 SH       Sole               436,827        33,070
STATE STR CORP                     COM        857477103  17,091    423,977 SH       Sole               397,877        26,100
STERICYCLE INC                     COM        858912108     222      2,846 SH       Sole                 2,846
STRYKER CORP                       COM        863667101     602     12,110 SH       Sole                12,110
THERMO FISHER SCIENTIFIC INC       COM        883556102  21,423    476,387 SH       Sole               440,287        36,100
TIME WARNER INC                  COM NEW      887317303     246      6,800 SH       Sole                 6,800
UNILEVER PLC                   SPON ADR NEW   904767704     362     10,790 SH       Sole                10,790
UNION BANKSHARES INC               COM        905400107   2,398    125,931 SH       Sole               125,931
UNION PAC CORP                     COM        907818108     202      1,910 SH       Sole                 1,910
UNITED PARCEL SERVICE INC          CL B       911312106  24,595    336,049 SH       Sole               314,049        22,000
UNITEDHEALTH GROUP INC             COM        91324P102     786     15,500 SH       Sole                15,500
WALGREEN CO                        COM        931422109     298      9,000 SH       Sole                 9,000
WEATHERFORD INTERNATIONAL LT     REG SHS      H27013103     158     10,775 SH       Sole                10,775
WELLS FARGO & CO NEW               COM        949746101     236      8,560 SH       Sole                 8,560
WESTERN UN CO                      COM        959802109  19,153  1,048,917 SH       Sole               965,807        83,110
WILLIAMS COS INC DEL               COM        969457100  25,526    773,050 SH       Sole               722,870        50,180
ISHARES TR                    RUSSELL1000GRW  464287614     467      8,080 SH       Sole                 8,080
PROSHARES TR                  ULT SHR S&P500  74347X856     460     35,000 SH       Sole                35,000
SPDR GOLD TRUST                  GOLD SHS     78463V107     958      6,300 SH       Sole                 6,300
SPDR S&P 500 ETF TR              TR UNIT      78462F103     795      6,335 SH       Sole                 6,335
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858     221      5,790 SH       Sole                 5,790